FINANCIAL LIABILITIES FINANCIAL LIABILITIES - Additional Information (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2020	Mar. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Exchangeable share conversion, shares		11,410
Exchangeable and Class B Shares
Disclosure of detailed information about financial instruments [line items]
Number Of Share Issued, Price Per Share, Opening				$ 38.09
Number Of Share Issued, Price Per Share	$ 55.55	$ 55.55
Exchangeable Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Dividends recognised as distributions to owners	$ 23	$ 46
Brazilian Regulated Gas Transmission Operation [Member]
Disclosure of detailed information about financial instruments [line items]
Deferred consideration, annual interest accrual	3.35%	3.35%
Issued capital [member] | Exchangeable Shares [Member]
Disclosure of detailed information about financial instruments [line items]
Exchangeable share conversion, shares		(11,410)	(1,388,874)